Stockholders' Equity (Details 3) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Outstanding, Beginning balance Number of Warrants	2,376,173	2,576,182	2,894,684
Granted Number of Warrants	0	0	155,000
Exercised Number of Warrants	0	0	(462,502)
Cancelled Number of Warrants	(150,000)	(200,009)	(11,000)
Outstanding, Ending balance Number of Warrants	2,226,173	2,376,173	2,576,182
Exercisable, beginning balance	2,376,173	2,576,182
Exercisable, ending balance	2,226,173	2,376,173	2,576,182
Outstanding, Beginning balance Weighted Average Exercise Price	$ 2.06	$ 2.06	$ 1.98
Granted Weighted Average Exercise Price	$ 0	$ 0	$ 1.27
Exercised Weighted Average Exercise Price	$ 0	$ 0	$ 1.35
Expired Weighted Average Expired Price	$ 2.00	$ 2.00	$ 1.50
Outstanding, Ending balance Weighted Average Exercise Price	$ 2.07	$ 2.06	$ 2.06
Exercisable,Beginning balance Weighted Average Exercise Price	$ 2.06	$ 2.06
Exercisable, Ending Weighted Average Exercise Price	$ 2.07	$ 2.06	$ 2.06